Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Major components of tax expense (income) [Abstract]
Disclosure of detailed information about Tax (expense) recovery [Table Text Block]
	Year ended
	December 31,	December 31,
	2024	2023
Income tax recovery (expense)	$2,813	$(88)
Deferred income tax recovery	17,867	2,786
Total	$20,680	$2,698

Disclosure of detailed information about effective income tax (expense) recovery [Table Text Block]
	Year Ended
	December 31,	December 31,
	2024	2023
Net loss before tax	$(71,245)	$(35,056)
Expected income tax recovery based on statutory rate	18,880	9,290
Adjustments to expected income tax (expense) recovery:
Permanent differences and other	(2,382)	(641)
Tax effect of unrecognized temporary differences and tax losses	(1,690)	(5,505)
Tax incentives and tax loss benefit not previously recognized	2,914	-
Effect of tax rates in foreign jurisdictions	3,331	(584)
Foreign exchange and other	(373)	138
Income tax recovery	$20,680	$2,698

Disclosure of detailed information about deferred income tax balances [Table Text Block]
	December 31,	December 31,
	2024	2023
Deferred income tax asset	$22,075	$7,495
Net deferred income tax asset	$22,075	$7,495

	Year ended 2023
	December 31,	December 31,
	2024	2023
Net deferred income tax asset, beginning of the year	$7,495	$4,596
Deferred income tax recovery	17,867	2,786
Effect of foreign exchange	(3,287)	113
Net deferred income tax asset, end of the year	$22,075	$7,495

Disclosure of detailed information about changes in deferred income tax balances [Table Text Block]
	December 31,	December 31,
	2024	2023
Brazil
Recognized deferred tax assets:
Non-capital losses	$28,493	$18,148
Mine properties	1,235	1,694
Recognized deferred tax liabilities:
Transitional tax regime	(6,985)	(11,806)
Provisions	(4,124)	(3,796)
	$18,619	$4,240
Canada
Recognized deferred tax assets:
Non-capital losses	$3,433	$3,252
U.S.
Recognized deferred tax assets:
Non-capital losses	$1,038	$1,207
Provisions and other	23	3
Recognized deferred tax liabilities:
Mine properties, plant and equipment	(1,038)	(1,207)
	$23	$3

Net deferred income tax asset	$22,075	$7,495

Disclosure of detailed information about deductible temporary differences [Table Text Block]
	December 31,	December 31,
	2024	2023
Canada
Non-capital loss carry-forwards	$32,408	$36,690
Mine properties, plant and equipment	17,574	17,904
Capital losses	12,260	12,260
Vanadium assets	6,608	4,862
Share issue costs	214	324
Ireland
Non-capital loss carry-forwards	$24,715	$19,056
Mine properties, plant and equipment	$1	$1
U.S.
Non-capital loss carry-forwards	$59,845	$48,819
Inventory	7,116	6,435
Provisions and other	1,180	1,374
Mine properties, plant and equipment	501	587

Disclosure of detailed information about expiraton period of non capital losses [Table Text Block]
Expiry Date	Amount	Expiry Date	Amount	Expiry Date	Amount
2034	$10,710	2038	$11,314	2042	$332
2035	126	2039	13,751	2043	1,261
2036	2,753	2040	35	2044	1,163
2037	3,847	2041	74
					$45,366